LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease right-of-use assets, gross	¥ 5,516,880	¥ 5,633,946
Less: Impairment losses	(80,592)
Operating lease right-of-use assets, net	5,436,288	5,633,946
Operating lease liabilities, current	180,403	175,749
Operating lease liabilities, non-current	¥ 1,395,981	¥ 1,617,986